Contingent Liabilities and Financial Commitments - Class Actions - Additional Information (Details) € in Millions, $ in Millions	Dec. 31, 2020 EUR (€) Action	Dec. 31, 2020 CAD ($) Action	Mar. 01, 2019 EUR (€)	Mar. 01, 2019 CAD ($)
Canada
Disclosure Of Commitments And Contingencies [Line Items]
Number of class actions	11	11
Quebec Class Actions
Disclosure Of Commitments And Contingencies [Line Items]
Recoverable payments under Quebec Class Action			€ 5.3	$ 9.2
Provision for expected liability			€ 436.0	$ 758.0
Cost order amount	€ 3.0	$ 5.0